COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2024	$ 266,619
Fiscal Year 2025	481
Fiscal Year 2026 and thereafter	922
Total	268,022
Non-cancellable purchase orders	150,600
Long-term supply agreements	$ 117,400